S-K 1602, SPAC Registered Offerings	Jan. 12, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we are unable to complete our initial business combination within 24 months from the closing of this offering
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

We anticipate structuring our initial business combination so that the post-transaction company in which our public shareholders own shares will own or acquire 100% of the equity interests or assets of the target business or businesses. We may, however, structure our initial business combination such that the post-transaction company owns or acquires less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or shareholders or for other reasons, but we will only complete such business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, or the Investment Company Act. Even if the post-transaction company owns or acquires 50% or more of the voting securities of the target, our shareholders prior to the business combination may collectively own a minority interest in the post-transaction company, depending on valuations ascribed to the target and us in the business combination transaction. For example, we could pursue a transaction in which we issue a substantial number of new shares in exchange for all of the outstanding capital stock, shares or other equity interests of a target. In this case, we would acquire a 100% controlling interest in the target. However, as a result of the issuance of a substantial number of new shares, our shareholders immediately prior to our initial business combination could own less than a majority of our outstanding shares subsequent to our initial business combination. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, the portion of such business or businesses that is owned or acquired is what will be taken into account for purposes of Nasdaq’s 80% fair market value test. If the initial business combination involves more than one target business, the aggregate value of all of the target businesses will be taken into account for purposes of the 80% fair market value test.

We believe the following general criteria and guidelines are important in evaluating prospective target businesses, but we may decide to enter into a business combination with a target business that does not meet these criteria and guidelines.

•        Targets That Can Benefit from Our Management Team’s Relationships and Experience.    Our efforts to identify a prospective initial business combination target will not be limited to a particular industry, sector or geographic region. While we may pursue an initial business combination opportunity in any industry or sector, we intend to capitalize on the ability of our management team to identify and combine with a business or businesses that can benefit from our management team’s established global relationships and operating experience.

•        Growing Industries and Markets.    We will seek out opportunities in sectors and industries that have experienced and continue to experience growth, as well as in faster-growing segments of developed and emerging markets.

•        Business with Revenue and/or Earnings Growth Potential.    We will seek to acquire one or more businesses that have multiple, diverse potential drivers of revenue and/or earnings growth.

•        Companies with Potential for Free Cash Flow Generation.    We will seek to acquire one or more businesses that have the potential to generate strong and stable free cash flow now or in the future.

•        Companies with Potential to Grow through Acquisition.    We will seek to acquire one or more businesses that have the potential to grow inorganically through acquisitions of competitors in their markets or expansion into adjacent markets.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant. In the event that we decide to enter into a business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation or tender offer materials, as applicable, that we would file with the Securities and Exchange Commission, or the SEC. In evaluating a prospective target business, we expect to conduct a due diligence review which may encompass, among other things, meetings with incumbent management and employees, document reviews, interviews of customers and suppliers, inspections of facilities, as well as reviewing financial and other information which will be made available to us.

SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders in Connection with the Completion of
Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares in connection with the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (net of amounts released to us to fund our working capital requirements (subject to an annual limit of $1,000,000) and taxes paid or payable), divided by the number of then issued and outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. There are no redemption rights with respect to the Eagle Share Rights. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination.

Limitations on Redemptions

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all Class A ordinary shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all Class A ordinary shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

Manner of Conducting Redemptions

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares in connection with the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) without a shareholder vote by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement or whether we were deemed to be a foreign private issuer (which would require a tender offer rather than seeking shareholder approval under SEC rules), as described above under the heading “Shareholders May Not Have the Ability to Approve Our Initial Business Combination.” Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. So long as we obtain and maintain a listing for our securities on Nasdaq, we will be required to comply with Nasdaq’s shareholder approval rules.

The requirement that we provide our public shareholders with the opportunity to redeem their public shares by one of the two methods listed above will be contained in provisions of our amended and restated memorandum and articles of association and will apply whether or not we maintain our registration under the Exchange Act or our listing on Nasdaq. Such provisions may be amended if approved by a special resolution passed by the affirmative vote of at least two-thirds of our ordinary shares which are represented in person or by proxy and are voted at a general meeting of the company, so long as we offer redemption in connection with such amendment.

If we provide our public shareholders with the opportunity to redeem their public shares in connection with a general meeting, we will, pursuant to our amended and restated memorandum and articles of association:

•        conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules, and

•        file proxy materials with the SEC.

In the event that we seek shareholder approval of our initial business combination, we will distribute proxy materials and, in connection therewith, provide our public shareholders with the redemption rights described above in connection with the completion of the initial business combination.

If we seek shareholder approval, we will complete our initial business combination only if we receive an ordinary resolution under Cayman Islands law, which requires the affirmative vote of a majority of our ordinary shares which are represented in person or by proxy and are voted at a general meeting of the company. A quorum for such meeting will be present if the holders of one-third of issued and outstanding shares entitled to vote at the meeting are represented in person or by proxy. Our sponsor, officers and directors will count toward this quorum and, pursuant to the letter agreement, our sponsor, officers and directors have agreed to vote their founder shares, private placement shares and any public shares purchased during or after this offering (including in open market and privately-negotiated transactions) in favor of our initial business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto). For purposes of seeking approval of an ordinary resolution, non-votes will have no effect on the approval of our initial business combination once a quorum is obtained. As a result, in addition to all of our initial shareholders’ founder shares and private placement shares, we would need 11,075,001, or 36.92%, of the 30,000,000 public shares included in the units sold in this offering to be voted in favor of an initial business combination in order to have our initial business combination approved by way of ordinary resolution (assuming all outstanding shares are voted and the over-allotment option is not exercised and the parties to the letter agreement do not acquire any public shares). Assuming that only one-third of our issued and outstanding ordinary shares, representing a quorum under our amended and restated memorandum and articles of association, are voted, we will not need any public shares, in addition to all of our founder shares and private placement shares to be voted in favor of an initial business combination in order to have an initial business combination approved by way of ordinary resolution (assuming the over-allotment option is not exercised and the parties to the letter agreement do not acquire any public shares). However, if our initial business combination is structured as a statutory merger or consolidation between us and another company under Cayman Islands law, the approval of our initial business combination will require a special resolution passed by the affirmative vote of at least two-thirds of our ordinary shares which are represented in person or by proxy and are voted at a general meeting of the company. These quorum and voting thresholds, and the voting agreement of our sponsor, officers and directors, may make it more likely that we will consummate our initial business combination. Each public shareholder may elect to redeem their public shares irrespective of whether they vote for or against the proposed transaction or whether they do not vote or abstain from voting on the proposed transaction, or whether they were a public shareholder on the record date for the general meeting held to approve the proposed transaction. If we seek shareholder approval for an extension, holders of our public shares will be offered an opportunity to redeem their shares upon approval of such extension, regardless of whether they abstain, vote in favor of or vote against such extension.

If a shareholder vote is not required and we do not decide to hold a shareholder vote for business or other legal reasons, we will:

•        conduct the redemptions pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulate issuer tender offers, and

•        file tender offer documents with the SEC prior to completing our initial business combination which contain substantially the same financial and other information about the initial business combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies.

In the event we conduct redemptions pursuant to the tender offer rules, our offer to redeem will remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act, and we will not be permitted to complete our initial business combination until the expiration of the tender offer period. In addition, the tender offer will be conditioned on public shareholders not tendering more than the number of public shares we are permitted to redeem. If public shareholders tender more shares than we have offered to purchase, we will withdraw the tender offer and not complete the initial business combination.

Upon the public announcement of our initial business combination, if we elect to conduct redemption pursuant to the tender offer rules, we or our sponsor will terminate any plan established in accordance with Rule 10b5-1 to purchase our Class A ordinary shares in the open market, in order to comply with Rule 14e-5 under the Exchange Act.

We intend to require our public shareholders seeking to exercise their redemption rights, whether they are record holders or hold their shares in “street name,” to, at the holder’s option, either deliver their share certificates to our transfer agent or deliver their shares to our transfer agent electronically using the Depository Trust Company’s DWAC (Deposit/Withdrawal At Custodian) system, prior to the date set forth in the proxy materials or tender offer documents, as applicable. In the case of proxy materials, this date may be up to two business days prior to the scheduled vote on the proposal to approve the initial business combination. In addition, if we conduct redemptions in connection with a shareholder vote, we intend to require a public shareholder seeking redemption of its public shares to also submit a written request for redemption to our transfer agent two business days prior to the scheduled vote in which the name of the beneficial owner of such shares is included. The proxy materials or tender offer documents, as applicable, that we will furnish to holders of our public shares in connection with our initial business combination will indicate whether we are requiring public shareholders to satisfy such delivery requirements. We believe that this will allow our transfer agent to efficiently process any redemptions without the need for further communication or action from the redeeming public shareholders, which could delay redemptions and result in additional administrative cost. If the proposed initial business combination is not approved and we continue to search for a target company, we will promptly return any certificates or shares delivered by public shareholders who elected to redeem their shares.

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all Class A ordinary shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all Class A ordinary shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

(i)     duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

(ii)     duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

(iii)   directors should not improperly fetter the exercise of future discretion;

(iv)   duty to exercise powers fairly as between different sections of shareholders;

(v)    duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

(vi)   duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings.

Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary or contractual obligations to at least one other entity pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, subject to their fiduciary duties under Cayman Islands law. Our sponsor and our officers and directors currently do not have any existing contractual and fiduciary obligations to other parties to offer acquisition opportunities to such parties unless presented to them solely in its, his or her capacity as a director or officer of such parties. However, no assurance can be given that our sponsor and our officers and directors will not in the future, agree or be required, pursuant to additional contractual obligations or fiduciary duties, to offer acquisition opportunities coming to its, his or her attention to other entities. We do not believe, however, that the fiduciary duties or contractual obligations of our officers or directors to other entities will materially affect our ability to complete our initial business combination because our management team has extensive experience in identifying and executing strategic investments globally and has done so successfully in a number of sectors and has the ability to manage multiple transactions at one time. Our amended and restated memorandum and articles of association will provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other hand.

Certain of our officers and directors are officers and directors of Bold Eagle, a special purpose acquisition company similar to ours, and our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours, or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. Our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company, including Bold Eagle, or business or investment venture with which they may become involved. Our sponsor, officers and directors have complete discretion, subject to applicable fiduciary duties, as to which special purpose acquisition company or business or investment venture with which they choose to pursue a business combination and the order in which they pursue business combinations for any of their existing or future special purpose acquisition companies or other business or investment ventures. There are no contractual obligations governing the allocation of opportunities among such special purpose acquisition companies, businesses or ventures. Although we expect that priority will generally be given to an earlier-formed special purpose acquisition company than one formed subsequently until the earlier-formed special purpose acquisition company has completed its initial business combination or has entered into a contractual agreement that would restrict its ability to engage in material discussions regarding a potential initial business combination, any determination as to which special purpose acquisition company will pursue a particular target will be made based on the circumstances of the particular situation, including, but not limited to, the relative sizes of the special purpose acquisition companies compared to the sizes of the targets, the need or desire for additional financings, the relevant experience of the directors and officers involved with a particular special purpose company and the requirements of the target.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Eli Baker	Hemisphere Capital Management	Special opportunity investments	Principal
	Manifest Investment Partner	Venture/growth equity	Principal
	Bold Eagle Acquisition Corp.	Special purpose acquisition company	Chief Executive Officer and Director
Ryan O’Connor	Bold Eagle Acquisition Corp.	Special purpose acquisition company	Chief Financial Officer
Harry E. Sloan	Starz Entertainment Corp.	Motion picture and television	Director
	Lionsgate Studios Corp.	Motion picture and television	Director
	Ginkgo Bioworks Holdings, Inc.	Biotechnology	Director
	DraftKings, Inc.	Digital sports entertainment and gaming	Vice Chairman
	Bold Eagle Acquisition Corp.	Special purpose acquisition company	Co-Chairman
Jeff Sagansky	WillScot Corporation	Modular space and portable storage	Director
	Omio	Travel and ticketing	Director
	Imagine Entertainment	Entertainment production	Director
	Kapital Entertainment	Entertainment production	Director
	Bold Eagle Acquisition Corp.	Special purpose acquisition company	Co-Chairman
Skip Bronson	Starwood Property Trust	Commercial mortgage real estate investment trust	Director
	Invitation Homes	Single-family leasing company	Strategic advisor
Jason Park	DraftKings, Inc.	Digital sports entertainment and gaming	Officer
	Pine Street Inn	Non-profit organization	Director
	Corner Growth Acquisition Corp. 2	Special purpose acquisition company	Director
	Corner Growth Acquisition Corp.	Special purpose acquisition company	Director
	Bold Eagle Acquisition Corp.	Special purpose acquisition company	Director
Skip Bronson	Starwood Property Trust	Commercial mortgage real estate investment trust	Director
	Invitation Homes	Single-family leasing company	Strategic advisor
Simon Watson	Bold Eagle Acquisition Corp.	Special purpose acquisition company	Director

There may be actual or potential material conflicts of interest between our sponsor, its affiliates or promoters on the one hand, and the investors in this offering on the other hand. In addition to the above, potential investors should be aware of the following potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and our sponsor will purchase private placement shares in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares and private placement shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier to occur of: (i) 180 days after the completion of our initial business combination and (ii) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property and our sponsor has agreed not to transfer, assign or sell any of its private placement shares until 30 days after the completion of our initial business combination. Because our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination and in negotiating or accepting the terms of the transaction because of their financial interest in completing an initial business combination within the completion window. Our sponsor paid a nominal aggregate purchase price of $25,000 for the founder shares, or approximately $0.003 per share. Accordingly, our management team, which owns interest in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares. The low price that our sponsor, executive officers and directors (directly or indirectly) paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we are unable to complete our initial business combination within the completion window, the founder shares may expire worthless, except to the extent they receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor, executive officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders.

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors were to be included by a target business as a condition to any agreement with respect to our initial business combination.

We are not prohibited from pursuing an initial business combination with a business combination target that is affiliated with our sponsor, officers or directors or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination. In the event we seek to complete our initial business combination with a business combination target that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor, officers or directors, we, or a committee of independent directors, would obtain an opinion from an independent investment banking which is a member of FINRA or another independent entity that commonly renders valuation opinions stating that the consideration to be paid by us in such initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context. Further, commencing on the date our securities are first listed on Nasdaq, we will also pay an affiliate of our sponsor, for office space and administrative services provided to members of our management team in an amount equal to $15,000 per month. In addition, we have agreed, pursuant to the administrative services and indemnification agreement with our sponsor relating to the monthly payment for office space and administrative services described above, that we will indemnify our sponsor from any claims (i) arising out of or relating to this offering or the company’s operations or conduct of the company’s business, (ii) in respect of any investment opportunities sourced by the sponsor and its affiliates, and/or (iii) any claim against our sponsor alleging any expressed or implied management or endorsement by our sponsor of any of the company’s activities or any express or implied association between our sponsor and the company or any of its affiliates, which agreement will provide that the indemnified parties cannot access the funds held in our trust account.

We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their founder shares, private placement shares and any shares purchased during or after the offering in favor of our initial business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto).

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price and our net tangible book value per share, as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, which we refer to as Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement shares, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full. Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. See the section titled “Dilution” for more information.

As of September 30, 2025
Offering Price of $10.00	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
Adjusted NTBVPS	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price	Adjusted NTBVPS	Difference between Adjusted NTBVPS and Offering Price
Assuming No Exercise of Over-Allotment Option
$7.64	$7.05	$2.95	$6.09	$3.91	$4.18	$5.82	$(1.39)	$11.39
Assuming Full Exercise of Over-Allotment Option
$7.65	$7.07	$2.93	$6.11	$3.89	$4.21	$5.79	$(1.33)	$11.33

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Eagle Equity Partners VI, LLC

8,625,000 Class B ordinary shares (of which 1,125,000 are subject to forfeiture if the underwriters do not exercise their over-allotment option), representing 20% of our issued and outstanding ordinary shares immediately following the completion of this offering, excluding the issuance of the private placement shares. After taking into account the issuance of the private placement shares, our sponsor will own an aggregate of 7,850,000 ordinary shares, or 20.74% of our issued and outstanding ordinary shares immediately following the completion of this offering assuming the over-allotment option is not exercised, or an aggregate of 9,020,000 ordinary shares, or 20.73% of our issued and outstanding ordinary shares immediately following the completion of this offering, assuming the over-allotment option is exercised in full. If we increase or decrease the size of this offering, we will effect a share capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of the offering in such amount as to maintain the ownership of founder shares by our initial shareholders at 20% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the private placement shares). The Class B ordinary shares will automatically convert into Class A ordinary shares immediately prior to, or concurrently with or immediately following the consummation of our business combination or earlier at the option of the holder on a one-for-one basis subject to adjustment for

$25,000 (approximately $0.003 per share)
Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with our initial business combination, the number of Class A ordinary shares issuable upon conversion of all founder shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (excluding the private placement shares and the ordinary shares underlying the Eagle Share Rights and after giving effect to any redemptions of Class A ordinary shares by public shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the company in connection with or in relation to the consummation of the initial business combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in the initial business combination and any private placement shares issued to our sponsor, officers or directors upon conversion of working capital loans; provided that such conversion of founder shares will never occur on a less than one-for-one basis. As a result of such anti-dilution adjustments, the founder shares held by our sponsor may convert into Class A ordinary shares on a greater than one-for-one basis, which may result in material dilution from your purchase of our Class A ordinary shares.

Eagle Equity Partners VI, LLC	350,000 Class A ordinary shares (or up to 395,000 Class A ordinary shares if the underwriter’s over-allotment is exercised in full)	$3,500,000 (or up to $3,950,000 if the underwriter’s over-allotment is exercised in full) ($10.00 per share)
Eagle Equity Partners, LLC	$15,000 per month	Office space and administrative services provided to members of our management team
Eagle Equity Partners VI, LLC, an affiliate thereof, or our officers and directors	Repayment in cash or in private placement shares of the post-business combination entity at a price of $10.00 per share at the option of the lender	Loans to finance transaction costs in connection with an intended initial business combination
Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Eagle Equity Partners VI, LLC	Repayment in cash

Up to $400,000 under an unsecured, non-interest bearing promissory note for offering-related and organizational expenses. This loan is due at the earlier of December 31, 2026 or the closing of this offering and is anticipated to be repaid upon completion of this offering out of the $450,000 of offering proceeds that has been allocated for the payment of offering expenses other than underwriting commissions.

Eagle Equity Partners VI, LLC, our officers or directors, or affiliates thereof	Repayment in cash	Any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per Class A ordinary share, assuming no value is attributed to the Eagle Share Rights included in the units we are offering pursuant to this prospectus, and Adjusted NTBVPS, on a pro forma basis to give effect to this offering and the issuance of the private placement shares, assuming no exercise of the over-allotment option and exercise of the over-allotment option in full, constitutes dilution to investors in this offering. Adjusted NTBVPS is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares which may be redeemed for cash), as adjusted to reflect various potential redemption levels that may occur in connection with the closing of our initial business combination, by the number of outstanding Class A ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. The calculation of Adjusted NTBVPS assumes that no ordinary shares are issued to shareholders of our potential initial business combination target as consideration or issuable by the post-business combination company (for example, under an incentive plan or employee share purchase plan), no ordinary shares or convertible equity, equity-linked or debt securities are issued in connection with additional financing that we may seek in connection with our initial business combination, and no working capital loans are converted into private placement shares. The issuance of additional ordinary or preference shares may significantly dilute the equity interest of investors in this offering and are likely to increase as the pro forma equity value of a prospective target company increases. Such dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.